Annual Total Returns[BarChart] - Thrivent International Allocation Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.12%)	18.67%	16.31%	(5.35%)	(0.78%)	3.35%	23.84%	(15.39%)	20.48%	3.99%